SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

Class A Shares – TICKER: SOAAX

SPIRIT OF AMERICA LARGE CAP VALUE FUND

Class A Shares – TICKER: SOAVX

SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND

Class A Shares – TICKER: SOAMX

SPIRIT OF AMERICA INCOME FUND

Class A Shares – TICKER: SOAIX

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

Class A Shares – TICKER: SOAOX

Each a Series of Spirit of America Investment Fund, Inc.

SUPPLEMENT DATED AUGUST 4, 2014 TO THE SPIRIT OF AMERICA

INVESTMENT FUND, INC. PROSPECTUS DATED APRIL 30, 2014

(CLASS A SHARES)

EFFECTIVE AS OF JULY 9, 2014, PLEASE REPLACE THE SECTION TITLED

“LEGAL PROCEEDINGS” ON PAGES 40 AND 41

OF THE PROSPECTUS WITH THE FOLLOWING:

Legal Proceedings

On May 7, 2010, David Lerner Associates, Inc. (“DLA”), the Funds’ principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the Financial Industry Regulatory Authority (“FINRA”) relating to DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The Notice of Complaint alleges that DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period January 1, 2005 through January 31, 2007. On April 4, 2012, a FINRA hearing panel issued a decision in this matter, finding that DLA willfully charged excessive markups on certain municipal bond and CMO transactions involving customers, and assessed monetary fines and other sanctions against DLA, including the suspension described below. DLA appealed the decision.

On May 27, 2011, FINRA filed a complaint against DLA, the Funds’ principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITs and/or Apple REIT. On October 22, 2012, DLA and Mr. Lerner settled all of the foregoing FINRA investigations and actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or denying the allegations, in connection with the settlement, DLA, and Mr. Lerner each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years, in each case beginning on November 19, 2012. The fines and suspensions do not involve the Funds or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. On April 23, 2014, the United States Court of Appeals for the Second Circuit substantially affirmed the April 3, 2013 decision of United States District Judge, Kiyo A. Matsumoto, dismissing with prejudice the class action complaint in In Re Apple REITs Litigation. The Second Circuit held that Judge Matsumoto correctly found that there were no material misrepresentations or omissions in the offering materials for Apple REITs Six through Ten. The appeals court upheld dismissal of ten of the thirteen claims in the case, including all federal and state securities law claims, and also upheld Judge Matsumoto’s refusal to allow plaintiffs to amend their complaint. The appeals court remanded three state common law claims to the District Court for the Eastern District of New York for further proceedings. DLA expects the District Court to dismiss the remaining state common law claims, although there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of their remaining claims against DLA and/or David Lerner that such outcome would not materially affect DLA’s ability to act as the Funds’ principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. Neither the Adviser nor the Funds was a party to any of the investigations or actions listed in this section.

In October 2013, a class action litigation, titled Lewis v. Delaware Charter Guarantee & Trust Company, et al., (the “Litigation”) was commenced in federal court in Nevada against DLA, the Funds’ principal underwriter and distributor, along with other defendants, alleging, inter alia, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence and misrepresentation. The plaintiffs, purportedly customers who maintain individual retirement accounts at DLA which contained non-traded REIT securities, allege, among other things, that the defendants failed to accurately provide annual fair market values for those REIT securities. The Litigation was transferred to the U.S. District Court for the Eastern District of New York and is currently pending. DLA expects that the Litigation will be dismissed, although there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of their claims against DLA that such outcome would not materially affect DLA’s ability to act as the Funds’ principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. The Adviser was not a party to the Litigation.

SUPPLEMENT DATED AUGUST 4, 2014 TO THE SPIRIT OF AMERICA

INVESTMENT FUND, INC. STATEMENT OF ADDITIONAL INFORMATION DATED

APRIL 30, 2014

(CLASS A SHARES)

EFFECTIVE AS OF JULY 9, 2014, PLEASE REPLACE THE SECTION TITLED

“LEGAL PROCEEDINGS” ON PAGES 18 AND 19 OF THE STATEMENT OF ADDITIONAL INFORMATION WITH THE FOLLOWING:

Legal Proceedings

On May 7, 2010, DLA, the Funds’ principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the Financial Industry Regulatory Authority (“FINRA”) relating to DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The Notice of Complaint alleges that DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period January 1, 2005 through January 31, 2007. On April 4, 2012, a FINRA hearing panel issued a decision in this matter, finding that DLA willfully charged excessive markups on certain municipal bond and CMO transactions involving customers, and assessed monetary fines and other sanctions against DLA, including the suspension described below. DLA appealed the decision.

On May 27, 2011, FINRA filed a complaint against DLA, the Funds’ principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITs and/or Apple REIT. On October 22, 2012, DLA and Mr. Lerner settled all of the foregoing FINRA investigations and actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or denying the allegations, in connection with the settlement, DLA, and Mr. Lerner each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years, in each case beginning on November 19, 2012. The fines and suspensions do not involve the Funds or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. On April 23, 2014, the United States Court of Appeals for the Second Circuit substantially affirmed the April 3, 2013 decision of United States District Judge, Kiyo A. Matsumoto, dismissing with prejudice the class action complaint in In Re Apple REITs Litigation. The Second Circuit held that Judge Matsumoto correctly found that there were no material misrepresentations or omissions in the offering materials for Apple REITs Six through Ten. The appeals court upheld dismissal of ten of the thirteen claims in the case, including all federal and state securities law claims, and also upheld Judge Matsumoto’s refusal to allow plaintiffs to amend their complaint. The appeals court remanded three state common law claims to the District Court for the Eastern District of New York for further proceedings. DLA expects the District Court to dismiss the remaining state common law claims, although there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of their remaining claims against DLA and/or David Lerner that such outcome would not materially affect DLA’s ability to act as the Funds’ principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. Neither the Adviser nor the Funds was a party to any of the investigations or actions listed in this section.

In October 2013, a class action litigation, titled Lewis v. Delaware Charter Guarantee & Trust Company, et al., (the “Litigation”) was commenced in federal court in Nevada against DLA, the Funds’ principal underwriter and distributor, along with other defendants, alleging, inter alia, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence and misrepresentation. The plaintiffs, purportedly customers who maintain individual retirement accounts at DLA which contained non-traded REIT securities, allege, among other things, that the defendants failed to accurately provide annual fair market values for those REIT securities. The Litigation was transferred to the U.S. District Court for the Eastern District of New York and is currently pending. DLA expects that the Litigation will be dismissed, although there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of their claims against DLA that such outcome would not materially affect DLA’s ability to act as the Funds’ principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. The Adviser was not a party to the Litigation.